Note 1 - Description of Plan (Details Textual) - EBP 20-2991357 003 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Participant Contribution, Automatic, Deferral Rate	4.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
Employee Benefit Plan, Minimum Age Of Participant To Make Catch Up Contribution	50
EBP, Participant Maximum Catch-up Contribution, IRS Limit	$ 7,500
EBP, Participant Maximum Catch-up Contribution, Strong Retirement Act Limit	$ 11,250
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	100.00%
EBP, Employer Contribution, Matching Percentage, Tranche One	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Tranche One	$ 500
EBP, Employer Contribution, Matching Percentage, Tranche Two	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Tranche Two	$ 1,600
EBP, Employer Contribution, Maximum Amount Matched	1,300
EBP, Forfeited Nonvested Account, Reallocated to Participant	159,174
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	1,740,000
EBP, Employer Contribution, Maximum Yearly Amount	70,000
EBP, Employer Contribution, Maximum Yearly Amount Including Catch Up	77,500
EBP, Employer Contribution, Maximum Yearly Amount Including Secure Catch Up	$ 81,250
EBP, Participant, Maximum Compensation for Plan Year	100.00%
EBP, Vesting Percentage, Elective Contributions	100.00%
EBP, Vesting Percentage	100.00%
EBP, Vesting, Years of Service	3 years
EBP, Nonvested Portion, Less Than Full Withdraw, Period Until Forfeit.	5 years
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 104,407
EBP, Forfeited Nonvested Account	571,218	$ 546,282
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Term	5 years
EBP, Minimum Age of Participant to Take Distribution	59.5
EBP, Age to Begin Benefit Payouts	65
EBP, Distribution, Years in the Plan	10
EBP, Age of Mandatory Distributions	73
EBP, Termination, Vested Balance Distributed	$ 5,000
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 429,183
EBP, Plan Termination but Company, Vesting Percentage	100.00%
Minimum [Member]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Participant Contribution, After-tax, Maximum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	100.00%
EBP, Participant Contribution, After-tax, Maximum Annual Compensation to Total Compensation, Percentage	100.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%